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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F
                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: ___________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bain Capital Investors, LLC*
Address:  111 Huntington Avenue
          Boston, Massachusetts 02199

Form 13F File Number: 28-11185

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael F. Goss
Title:  Managing Director and Chief Operating Officer
Phone:  (617) 516-2000

Signature, Place, and Date of Signing:

  /s/ Michael F. Goss              Boston, MA                  8/14/08
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

* Bain Capital Investors, LLC is the (i) general partner of Bain Capital Partners VI, L.P., which is the general partner of each of Bain Capital Fund VI, L.P. and Bain Capital VI Coinvestment Fund, L.P., (ii) general partner of Bain Capital Partners VII, L.P., which is the general partner of Bain Capital VII Coinvestment Fund, L.P., which is the manager of Bain Capital VII Coinvestment Fund, LLC, (iii) administrative member of Bain Capital Integral Investors, LLC, and (vi) general partner of Bain Capital Integral Investors II, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number  Name
--------------------  ----
28-

[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       8
Form 13F Information Table Entry Total:  9
Form 13F Information Table Value Total:  1,538,011 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  -----------------------------------------
1         28-11209         Bain Capital VI Coinvestment Fund, L.P.
2         28-11662         Bain Capital VII Coinvestment Fund, LLC
3         28-11661         Bain Capital VII Coinvestment Fund, L.P.
4         28-11264         Bain Capital Fund VI, L.P.
5         28-11659         Bain Capital Integral Investors, LLC
6         28-11188         Bain Capital Partners VI, L.P.
7         28-11660         Bain Capital Partners VII, L.P.
8         28-12292         Bain Capital Integral Investors II, L.P.

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                         Bain Capital Investors, LLC.
                   Form 13F Information Table as of 06/30/08

Column 1                 Column 2 Column 3   Column 4      Column 5  Column 6  Column 7     Column 8
--------                 -------- --------- ----------     -------- ---------- -------- ----------------
                                                                                        Voting Authority
                         Title of           Shares or       Value   Investment  Other   ----------------
Name of Issuer            Class    Cusip    Prn Amount     (x$1000) Discretion Managers Sole Shared None
--------------           -------- --------- ----------     -------- ---------- -------- ---- ------ ----
BURGER KING HLDGS INC      COM    121208201 13,581,276 SH  363,842     Sole              X
DOMINOS PIZZA INC          COM    25754A201 15,483,091 SH  178,056     Sole              X
INNOPHOS HOLDINGS INC      COM    45774N108  5,488,039 SH  175,343     Sole              X
NANOSPHERE, INC.           COM    63009F105    254,815 SH    2,003     Sole              X
NEUROMETRIX, INC.          COM    641255104     30,813 SH       43     Sole              X
SMTC CORP                COM NEW  832682207    640,368 SH    1,441     Sole              X
VONAGE HLDGS CORP          COM    92886T201    247,371 SH      411     Sole              X
WARNER CHILCOTT LIMITED  COM CL A G9435N108 38,045,414 SH  644,870     Sole              X
WARNER MUSIC GROUP CORP    COM    934550104 24,090,064 SH  172,003     Sole              X